Net Trading Income	12 Months Ended
Mar. 31, 2021
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Net Trading Income
29	NET TRADING INCOME
Net trading income for the fiscal years ended March 31, 2021, 2020 and 2019 consisted of the following:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Interest rate	¥38,987	¥149,420	¥176,352
Foreign exchange	168,462	(78,541)	92,835
Equity	34,772	59,388	46,576
Credit	(4,723)	2,495	3,667
Others	248	1,307	872

Total net trading income	¥237,746	¥134,069	¥320,302

Net trading income includes income and losses from trading assets and liabilities, and derivative financial instruments.